Subsequent Events - Additional Information (Detail) $ in Millions, $ in Millions	Sep. 26, 2019 USD ($)	Aug. 06, 2019 MXN ($)	Jun. 30, 2019 Store
Raizen Conveniencias [member] | Raizen Joint Venture Agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest acquired		50.00%
Enterprise value		$ 1,122
Ownership in joint venture		$ 561
Jetro Restaurant Depot [member] | United States [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stores in operation | Store			130
Jetro Restaurant Depot [member] | Memorandum of Understanding [member]
Disclosure of non-adjusting events after reporting period [line items]
Amount under non-binding Memorandum of Understanding to acquire a minority stake	$ 750